Note 11 - Options (Details 1) - $ / shares	12 Months Ended
	Nov. 30, 2017	Nov. 30, 2016	Nov. 30, 2015
Stock Option Transactions [Abstract]
Outstanding, beginning of period, (in Shares)	5,392,460	5,062,007	4,858,208
Granted (in Shares)	496,000	460,000	355,000
Exercised (in Shares)	(2,000)	(27,500)	(91,000)
Forfeiture (in Shares)	0	0	60,168
Expired (in Shares)	(58,348)	(102,047)	(33)
Balance at end of period (in Shares)	5,828,112	5,392,460	5,062,007
Options exercisable, end of year (in Shares)	5,221,059	4,396,610	3,812,930
Outstanding, beginning of period,	$ 3.48	$ 3.89	$ 3.96
Granted	1.17	2.42	2.52
Exercised	2.32	2.57	2.34
Expired	12.64	19.24	770.13
Balance at end of period	3.20	3.48	3.89
Options exercisable, end of year	3.30	3.49	4.01
Outstanding, beginning of period,	1.88	2.21	2.21
Granted	.75	1.20	1.66
Exercised	1.20	1.68	1.86
Expired	9.60	13.29	493.31
Balance at end of period	1.72	1.88	2.21
Options exercisable, end of year	$ 1.79	$ 1.96	$ 2.35